Collaborative arrangements (AstraZeneca Plc.) (Details) - Astrazeneca [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Percentage of related development costs for the 2012-2014 period that were funded by partner	65.00%
Research and development expense [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Cost recoveries	$ 61	$ 110	$ 194